Digital Currencies (Tables)	12 Months Ended
Dec. 31, 2022
Digital Currencies [Abstract]
Schedule of additional information about digital currencies
	December 31, 2022	December 31, 2021

Beginning balance	$-	$1,539
Utilization of digital currencies to settle service fee	-	(6,457
Gain on use of digital currencies	-	4,918
Ending balance	$-	$-